Gain on Sale of Containers to Noncontrolling Interest - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended												1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 20, 2012 TL	Aug. 05, 2011 TL	Jun. 30, 2011 TL Common Class A	Dec. 31, 2012 TMCL	Dec. 31, 2011 TMCL	Jun. 30, 2011 TMCL	Jun. 30, 2011 TMCL Common Class A	Nov. 01, 2007 TMCL Common Class A	Dec. 31, 2011 TMCL Common Class B	Jun. 30, 2011 TCG Fund I, L P	Dec. 31, 2011 TCG Fund I, L P	Jun. 30, 2011 Estimate of Fair Value, Fair Value Disclosure	Jun. 30, 2011 Carrying (Reported) Amount, Fair Value Disclosure	Dec. 31, 2011 Additional Paid-in Capital	Jun. 30, 2011 Before Capital Restructuring TL	Jun. 30, 2011 Before Capital Restructuring TCG Fund I, L P	Jun. 30, 2011 After Capital Restructuring TL
Significant Acquisitions and Disposals [Line Items]
Percentage of ownership interests							100.00%	100.00%				100.00%						82.49%	17.51%
Ownership and voting interest in TMCL's Class A common shares				50.10%	25.00%													75.00%		100.00%
Number of Class A common shares of TMCL purchased						1,500					3,000
Equity interest acquired, percent						12.50%
Cash consideration of Class A common shares purchased						$ 71,089
Percentage of containers and investment in direct financing and sales-type leases contributed									12.50%
Principal payments on secured debt facility	853,697	364,803	98,500										67,303	67,303
Percentage of balance of TMCL's secured debt facility and bonds payable													12.50%
Number of remaining Class A common shares held by TCG retired										1,500
Percentage of remaining Class A common shares held by TCG										12.50%
Containers, net		124,153													124,153	104,345
Net investment in direct financing and sales-type leases		8,896													8,896	8,931
Gain on sale of containers to non-controlling interest		19,773
Additional cash consideration paid		7,997
Percentage of book value of net assets		12.50%
Capital restructuring		$ 144,832															$ 43,010